RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Summary of revenue and expense transactions with affiliates
A summary of revenue and expense transactions with our affiliates is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Revenues under affiliate agreements:
Omnibus Agreement	$1,201	$1,471	$3,460	$3,941
Services Agreement	1,280	1,122	3,523	3,412
Total expenses under commercial agreements	43,842	37,082	118,356	104,796